GEOGRAPHICAL SEGMENTS (Schedule of Long-Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-lived assets	$ 538	$ 542
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	526	530
U.S.A. [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 12	$ 12